Borrowings	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Borrowings
BORROWINGS

SUMMARY OF FACILITIES' TERMS

	Commenced	Tenor (Years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid

R1 billion revolving credit facility	February 2017	Three	February 2020	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable	JIBAR + 3.15%	On maturity	November 2018

R2 billion facility	November 2018	Four	November 2022	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable
- R600 million term loan							JIBAR + 2.9%	Eight equal quarterly instalments with the final instalment on maturity
- R1.4 billion revolving credit facility							JIBAR + 2.8%	On maturity

US$350 million facility	July 2017	Three	July 2020	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity
- US$175 million revolving credit facility							LIBOR + 3.0%
- US$175 million term loan							LIBOR + 3.15%

US$200 million bridge loan	October 2017	One	October 2018	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	July 2018
						First 6 months	LIBOR + 2.5%
						Next 3 months	LIBOR + 3.0%
						Last 3 months	LIBOR + 3.5%

US$24 million Westpac loan	July 2018	Four	July 2022	Yes	Cession and pledge of vehicles and machinery	Variable	LIBOR + 3.2%	Quarterly instalments

BORROWINGS continued

DEBT COVENANTS

The debt covenant tests for both the rand and US dollar facilities are as follows:

•	The group's interest cover ratio shall be more than five (EBITDA1/ Total interest paid);

•	Tangible Net Worth[2] to total net debt ratio shall not be less than four times or six times when dividends are paid;

•	Leverage[3] shall not be more than 2.5 times.

[1] Earnings before interest, taxes, depreciation and amortisation (EBITDA) as defined in the agreement excludes unusual items such as impairment and restructuring cost.
[2] Tangible Net Worth is defined as total equity less intangible assets.
[3] Leverage is defined as total net debt to EBITDA.

At the time of entering into the bridge loan the Tangible Net Worth to total net debt ratio covenant was renegotiated and relaxed from six times to four times for the full term of the bridge loan. With the refinancing of the rand facility in November 2018, the ratio was set at 4.5 times and subsequently set at four times or from eight to six times if dividends are paid at the start of the US$ facility refinancing process in May 2019 (refer to note 36). No breaches of the covenants were identified during the tests in the 2018 and 2019 financial years.

INTEREST BEARING BORROWINGS

	SA rand
Figures in million	2019	2018

Non-current borrowings

R1 billion revolving credit facility	—	497

Balance at beginning of year	497	299
Draw down	500	500
Repayments	—	(300)
Refinancing	(997)	—
Issue cost	—	(2)

R2 billion facility	1 489	—

Refinancing	1 000	—
Draw down	700	—
Repayments	(200)	—
Issue cost	(16)	—
Amortisation of issue cost	5	—

Westpac fleet loan	194	—

Draw down	322	—
Repayments	(64)	—
Transferred to current liabilities	(89)	—
Translation	25	—

US$350 million facility	4 143	4 427

Balance at beginning of year	4 427	—
Draw down	—	4 127
Repayments	(422)	—
Issue cost	—	(94)
Amortisation of issue costs	44	33
Translation	94	361

Total non-current borrowings	5 826	4 924

29	BORROWINGS continued

INTEREST BEARING BORROWINGS continued

	SA rand
Figures in million	2019	2018

Current borrowings

R1 billion revolving credit facility	—	3

Balance at beginning of year	3	3
Refinancing	(3)	—

US$250 million revolving credit facility	—	—

Balance at beginning of year	—	1 831
Repayments	—	(1 847)
Amortisation of issue costs	—	4
Translation	—	12

Westpac fleet loan	89	—

Transferred from non-current liabilities	89	—

US$200 million bridge loan	—	687

Balance at beginning of year	687	—
Draw down	—	2 310
Repayments	(667)	(1 916)
Issue cost	—	(3)
Translation	(20)	296

Total current borrowings	89	690

Total interest-bearing borrowings	5 915	5 614

	SA rand
Figures in million	2019	2018

The maturity of borrowings is as follows:

Current	89	702
Between one to two years	4 232	497
Between two to four years	1 594	4 415

	5 915	5 614

	SA rand
Figures in million	2019	2018

Undrawn committed borrowing facilities:

Expiring within one year	—	—
Expiring after one year	1 277	845

	1 277	845

29	BORROWINGS continued

EFFECTIVE INTEREST RATES

	2019	2018
	%	%

R1 billion revolving credit facility	10.1	10.2
R2 billion facility	10.0	—
Westpac fleet loan	5.5	—
US$250 million revolving credit facility	—	4.2
US$350 million facility	5.6	4.8
US$200 million bridge loan	5.1	4.5